INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities Tables [Abstract]
AvailableForSaleSecuritiesTextBlock
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2016	$986	$985	$44	$43
December 31, 2015	$1,620	$1,303	$338	$21

	December 31,
	2016	2015

	(U.S. $ in millions)
Other current assets	$679	$11
Other non-current assets	283	1,447
Cash and cash equivalents, mainly money market funds	24	162
	$986	$1,620

Marketable securities
b.	Contractual maturities:
	The contractual maturities of debt securities are as follows:
		December 31,
		2016

		(U.S. $ in millions)
	2017	$38
	2022 and thereafter	106
		$144